Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 9,661,414	¥ 10,798,507	¥ 11,335,094
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	4,779,865	5,567,894	5,966,323
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	4,772,811	5,085,541	5,183,302
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	105,169	109,125	124,956
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	432	19,610	55,732
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	3,137	16,337	4,781
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	900,685	1,196,559	1,367,853
Tantan Limited [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	312,989	504,977	544,137
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	549,915	667,030	823,716
Tantan Limited [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	37,781	24,552
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	872	7,257	1,225
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 872	¥ 7,257	¥ 1,225